Post-Employment Benefits - Summary of Change in the Net Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	kr 34,577	kr 32,653
Included in the income statement
Current service cost	2,644	2,424
Past service cost and gains and losses on settlements	1	(76)
Interest cost/income (+/–)	223	305
Taxes and administrative expenses	41	29
Other	(7)	53
Components of defined benefit cost recognized	2,902	2,735
Remeasurements
Return on plan assets excluding amounts in interest expense/income	(3,526)	(4,734)
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	(49)	10
Actuarial gains/losses (–/+) arising from changes in financial assumptions	(287)	9,247
Experience-based gains/losses (–/+)	350	320
Total remeasurements	(3,512)	4,843
Translation difference	187	(124)
Contributions and payments from:
Employers	(1,939)	(5,533)
Plan participants	15	0
Settlements	(12)	(12)
Business combinations and divestments	(30)	15
Closing balance	32,188	34,577
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	108,188	105,088
Included in the income statement
Current service cost	2,644	2,424
Past service cost and gains and losses on settlements	1	(76)
Interest cost/income (+/–)	1,463	1,759
Other	10	51
Components of defined benefit cost recognized	4,118	4,158
Remeasurements
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	(49)	10
Actuarial gains/losses (–/+) arising from changes in financial assumptions	(287)	9,247
Experience-based gains/losses (–/+)	350	320
Total remeasurements	14	9,577
Translation difference	3,951	(5,373)
Contributions and payments from:
Employers	(1,260)	(1,921)
Plan participants	285	223
Benefit payments	(1,825)	(1,834)
Settlements	(12)	(1,745)
Business combinations and divestments	84	15
Closing balance	113,543	108,188
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	(73,611)	(72,435)
Included in the income statement
Interest cost/income (+/–)	(1,240)	(1,454)
Taxes and administrative expenses	41	29
Other	(17)	2
Components of defined benefit cost recognized	(1,216)	(1,423)
Remeasurements
Return on plan assets excluding amounts in interest expense/income	(3,526)	(4,734)
Total remeasurements	(3,526)	(4,734)
Translation difference	(3,764)	5,249
Contributions and payments from:
Employers	(679)	(3,612)
Plan participants	(270)	(223)
Benefit payments	1,825	1,834
Settlements	0	1,733
Business combinations and divestments	(114)	0
Closing balance	kr (81,355)	kr (73,611)